Deferred income tax	12 Months Ended
Dec. 31, 2020
Deferred income tax
Deferred income tax

32          Deferred income tax

(a)	Deferred tax assets

The movements of deferred tax assets were as follows:

		Accelerated
		amortization
		of intangible	Contract
	Tax losses	assets	liabilities	Others	Total
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
At January 1, 2018	294,604	57,203	6,551	11,682	370,040
Acquisition of subsidiary	7,857	—	—	—	7,857
Recognized in the profit or loss	(179,134)	151,505	6,593	(1,558)	(22,594)
At December 31, 2018	123,327	208,708	13,144	10,124	355,303
Acquisition of subsidiary (Note 35)	4,625	—	—	—	4,625
Recognized in the profit or loss	52,190	9,348	(5,526)	7,846	63,858
At December 31, 2019	180,142	218,056	7,618	17,970	423,786
Recognized in the profit or loss	132,766	(6,021)	3,878	10,153	140,776
At December 31, 2020	312,908	212,035	11,496	28,123	564,562

(b)	Deferred tax liabilities

The movements of deferred tax liabilities were as follows:

		Financial assets
		at fair value
	Intangible	through profit
	assets	or loss	Total
	RMB’000	RMB’000	RMB’000
At January 1, 2018	—	—	—
Acquisition of subsidiary	21,335	—	21,335
Recognized in the profit or loss	(2,855)	6,631	3,776
At December 31, 2018	18,480	6,631	25,111
Acquisition of subsidiary (Note 35)	24,403	—	24,403
Recognized in the profit or loss	(9,592)	(6,631)	(16,223)
At December 31, 2019	33,291	—	33,291
Recognized in the profit or loss	(13,211)	—	(13,211)
At December 31, 2020	20,080	—	20,080

(c)	Offsetting of deferred tax assets and deferred tax liabilities

As of December 31, 2019 and December 31, 2020, no deferred tax asset and liability was offset.